Property and Equipment (Details) - Schedule of property and equipment - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 664,796	$ 733,611	$ 689,658
Less: accumulated depreciation	(365,516)	(337,786)	(202,322)
Property and equipment, net	$ 299,280	$ 395,825	487,336
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Property and equipment, gross	$ 25,544	$ 25,717	25,872
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Property and equipment, gross	$ 55,343	$ 120,049	72,382
Yacht [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Property and equipment, gross	$ 583,909	$ 587,845	$ 591,404